UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          08/12/05
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        62
                                               -------------

Form 13F Information Table Value Total:        $8,085,478
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
ALBERTSONS INC                  COM        013104104    33,897   1,639,100    SH  PUT   SOLE           1,639,100
------------------------------------------------------------------------------------------------------------------------------------
ADVANCE AMER CASH ADVANCE CT    COM        00739W107    52,880   3,305,000    SH        SOLE           3,305,000
------------------------------------------------------------------------------------------------------------------------------------
ADVANCE AUTO PARTS INC          COM        00751Y106   150,774   2,335,771    SH        SOLE           2,335,771
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE C V    SPON ADR L SHS 02364W105   439,270   7,369,063    SH        SOLE           7,369,063
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC                CL A       037604105   588,304   7,521,150    SH        SOLE           7,521,150
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC              COM        037833100   229,851   6,244,263    SH        SOLE           6,244,263
------------------------------------------------------------------------------------------------------------------------------------
ARMOR HOLDINGS INC              COM        042260109    40,121   1,012,900    SH        SOLE           1,012,900
------------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COS INC            COM        073902108   121,974   1,173,500    SH        SOLE           1,173,500
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM        075896100   201,711   4,827,943    SH        SOLE           4,827,943
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                    COM        086516101   109,001   1,590,100    SH        SOLE           1,590,100
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM        115236101   132,555   2,949,600    SH        SOLE           2,949,600
------------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                 COM        141705103   156,979   3,526,026    SH        SOLE           3,526,026
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM        143130102   116,058   4,354,900    SH        SOLE           4,354,900
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                   PAIRED CTF 143658300   138,792   2,544,300    SH        SOLE           2,544,300
------------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                     COM        152312104   307,754   4,354,800    SH        SOLE           4,354,800
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP          COM        165167107   196,205   8,605,500    SH        SOLE           8,605,500
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE HLDGS INC    CL A        167760107   43,527     147,300    SH        SOLE             147,300
------------------------------------------------------------------------------------------------------------------------------------
COACH INC                       COM         189754104   77,171   2,298,800    SH        SOLE           2,298,800
------------------------------------------------------------------------------------------------------------------------------------
CONOR MEDSYSTEMS INC            COM         208264101    5,424     353,387    SH        SOLE             353,387
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                     COM         219350105   83,130   5,001,800    SH        SOLE           5,001,800
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM         21988R102   50,695     647,198    SH        SOLE             647,198
------------------------------------------------------------------------------------------------------------------------------------
DELL INC                        COM         24702R101  136,882   3,468,877    SH        SOLE           3,468,877
------------------------------------------------------------------------------------------------------------------------------------
DESIGN WITHIN REACH INC         COM         250557105   20,738   1,145,758    SH        SOLE           1,145,758
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM         253393102  120,274   3,116,710    SH        SOLE           3,116,710
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM         277461109   34,905   1,300,000    SH  PUT   SOLE           1,300,000
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL               COM PAR $0.01 345370860    7,366     719,300    SH  PUT   SOLE             719,300
------------------------------------------------------------------------------------------------------------------------------------
FAIRFAX FINL HLDGS LTD          SUB VTG     303901102    8,300      50,000    SH  PUT   SOLE              50,000
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW     368710406  142,963   1,780,800    SH        SOLE           1,780,800
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM         369604103   27,408     791,000    SH        SOLE             791,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST FINL CORP DEL       COM         381317106  337,016   5,234,800    SH        SOLE           5,234,800
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                      CL A        38259P508  760,644   2,585,906    SH        SOLE           2,585,906
------------------------------------------------------------------------------------------------------------------------------------
GUITAR CTR MGMT INC             COM         402040109   35,335     605,361    SH        SOLE             605,361
------------------------------------------------------------------------------------------------------------------------------------
ITT EDUCATIONAL SERVICES INC    COM         45068B109   79,003   1,478,900    SH        SOLE           1,478,900
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN & CHASE & CO           COM         46625H100  187,110   5,297,561    SH        SOLE           5,297,561
------------------------------------------------------------------------------------------------------------------------------------
KERYX BIOPHARMACEUTICALS INC    COM         492515101   14,589   1,105,203    SH        SOLE           1,105,203
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                     CL A        526057104   80,835   1,274,000    SH        SOLE           1,274,000
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC      COM         58405U102  108,945   2,041,700    SH        SOLE           2,041,700
------------------------------------------------------------------------------------------------------------------------------------
MEDICIS PHARMACEUTICAL CORP     CL A NEW    584690309   40,881   1,288,400    SH        SOLE           1,288,400
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC       SPONSORED ADR 607409109   95,603   2,841,100    SH        SOLE           2,841,100
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                 COM         61166W101  125,130   1,990,300    SH        SOLE           1,990,300
------------------------------------------------------------------------------------------------------------------------------------
NETEASE COM INC               SPONSORED ADR 64110W102   40,508     709,299    SH        SOLE             709,299
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                   CL B NEW    62913F201  252,334   3,946,421    SH        SOLE           3,946,421
------------------------------------------------------------------------------------------------------------------------------------
ONYX PHARMACEUTICALS INC        COM         683399109   32,310   1,356,418    SH        SOLE           1,356,418
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC         COM         671040103   32,015     783,334    SH        SOLE             783,334
------------------------------------------------------------------------------------------------------------------------------------
PANAMSAT HLDG CORP              COM         69831Y105   79,310   3,866,900    SH        SOLE           3,866,900
------------------------------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN CORP          CL A        731572103  102,097   2,368,300    SH        SOLE           2,368,300
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM         745867101   83,601     992,300    SH        SOLE             992,300
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                    COM         747525103  181,031   5,484,136    SH        SOLE           5,484,136
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD          COM         760975102  280,955   3,807,500    SH        SOLE           3,807,500
------------------------------------------------------------------------------------------------------------------------------------
RESOURCES CONNECTION INC        COM         76122Q105   42,442   1,827,027    SH        SOLE           1,827,027
------------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD     COM         V7780T103   59,159   1,223,300    SH        SOLE           1,223,300
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC                COM         783764103  155,875   2,054,500    SH        SOLE           2,054,500
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB CHARLES CORP NEW         COM         808513105   58,319   5,170,100    SH        SOLE           5,170,100
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM         78442P106  219,486   4,320,598    SH        SOLE           4,320,598
------------------------------------------------------------------------------------------------------------------------------------
SRA INTL INC                    CL A        78464R105   23,728     683,400    SH        SOLE             683,400
------------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC                  COM         863236105   88,811   1,029,573    SH        SOLE           1,029,573
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC               COM         889478103  124,531   1,226,300    SH        SOLE           1,226,300
------------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO               COM         892356106   37,350     760,687    SH        SOLE             760,687
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM         91324P102  306,708   5,882,400    SH        SOLE           5,882,400
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM         G9618E107   87,979     139,450    SH        SOLE             139,450
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM         969904101   59,889   1,513,500    SH        SOLE           1,513,500
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC                  COM         98385X106   97,039   2,854,930    SH        SOLE           2,854,930
------------------------------------------------------------------------------------------------------------------------------------